Expense Example - MassMutual Small Cap Value Equity Fund	Jul. 01, 2024 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 112
Expense Example, with Redemption, 3 Years	374
Expense Example, with Redemption, 5 Years	667
Expense Example, with Redemption, 10 Years	1,500
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	405
Expense Example, with Redemption, 5 Years	720
Expense Example, with Redemption, 10 Years	1,613
Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	436
Expense Example, with Redemption, 5 Years	773
Expense Example, with Redemption, 10 Years	1,724
Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	467
Expense Example, with Redemption, 5 Years	826
Expense Example, with Redemption, 10 Years	1,835
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	514
Expense Example, with Redemption, 5 Years	904
Expense Example, with Redemption, 10 Years	1,998
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	704
Expense Example, with Redemption, 3 Years	1,050
Expense Example, with Redemption, 5 Years	1,429
Expense Example, with Redemption, 10 Years	2,489
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	183
Expense Example, with Redemption, 3 Years	590
Expense Example, with Redemption, 5 Years	1,033
Expense Example, with Redemption, 10 Years	2,264
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	405
Expense Example, with Redemption, 5 Years	720
Expense Example, with Redemption, 10 Years	$ 1,613